FINANCING AND LOANS RECEIVABLE	3 Months Ended
Mar. 31, 2022
FINANCING AND LOANS RECEIVABLE
FINANCING AND LOANS RECEIVABLE

NOTE 9 – FINANCING AND LOANS RECEIVABLE

	Average Rate
	3/31/2022	12/31/2022	3/31/2022	12/31/2022
Amazonas Energia S.A.	9.61	7.59	4,111,939	4,009,587
Itaipu Binacional	5.52	5.43	469,426	688,884
Equatorial Alagoas Distribuidora de Energia S.A.	8.33	5.69	1,003,210	1,135,749
Eletropaulo Metropolitana Eletricidade de São Paulo S.A	3.42	5.34	706,075	687,679
Equatorial Piauí Distribuidora de Energia S.A.	8.09	6.29	355,213	411,595
Roraima Energia S.A.	9.54	7.02	143,545	143,896
Others	—	—	157,792	154,477
(-)ECL	—	—	(1,751,922)	(1,388,340)
Total			5,195,278	5,843,527

Principal			1,413,015	1,232,745
Charges			10,204	19,021
Current			1,423,219	1,251,766

Non-Current			3,772,059	4,591,761

Total			5,195,278	5,843,527

Financings and loans granted are provided with the Company’s own resources and external resources obtained from international development agencies and financial institutions and raised through the issuance of securities in the national and international financial markets.

All financings and loans granted are evidenced by formal contracts signed by the borrowers. As for the amount, approximately 56% of receivables are expected to be amortized over the next five years, mostly in monthly installments, with the average interest rate being weighted by the portfolio balance of 9.36% per year.

The Company is the creditor of a loan to Itaipu Binacional with an exchange rate adjustment clause that represents 9% of the total portfolio (11% as of December 31, 2021). The other financings and loans are expected to be updated based on the IGP-M and IPCA indexes.

9.1 – Changes in Loans Receivable

The changes in the financing and loans granted by the Company for the periods ended March 31, 2022, and 2021 are as follows:

Opening balance	5,843,527	10,924,899
Amortization of principal	(317,368)	(1,213,310)
Interest, taxes, monetary and exchange variations incurred	96,816	574,494
Received interest	(65,896)	(202,359)
ECL	(363,583)	(3,277)
Write-offs	1,782	5,235
Final balance as of March 31, 2022 and 2021	5,195,278	10,085,682

9.2 - ECL Loans receivable

The changes in the provision for financing and loans granted by the Company for the periods ended March 31, 2022 and 2021 are as follows:

Opening balance	1,388,340	755,002
(+) Additions	363,583	3,276
Final balance as of March 31, 2022 and 2021	1,751,923	758,278

In the quarter ended March 31, 2022, a total provision of R$ 363,583 was recorded. Of this amount, R$ 359,621 relates to the provision for Amazonas Energia (the accumulated amount of the provision for losses from Amazonas Energia is R$ 1,615,382). Part of the Amazonas Energia’s receivables became due in December 2021, and other contracts will become due in December 2023. The provision made adequately represents the risk of default. Eletrobras’s Management believes that the current provisioning covers the expected losses on these receivables, based on an analysis of the behavior of the portfolio and the level of counterparty risk.